INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Amortization of Intangible Assets	$ 41,396	$ 39,319
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Short-Term Debt	7,800,000
Land [Member]
Financing Receivable, Past Due [Line Items]
Secured Debt	$ 2,100,000